Selected Condensed Consolidating Financial Statements of Parent, Guarantors and Non-Guarantors - Condensed Consolidating Statements of Cash Flows (Parenthetical) (Details) $ in Millions	Sep. 30, 2016 USD ($)
Condensed Consolidated Statements Of Cash Flows [Abstract]
Cash and cash equivalents from discontinued operations at beginning of period	$ 20.5